Long-term investments (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Long-term investments
Equity investment accounted for using the equity method	$ 40,604,689	$ 0
Long-term investments, net	$ 40,604,689	$ 0	$ 0